FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair value
Investments measured at fair value on a recurring basis are summarized below:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$21,183,428	$—	$—	$21,183,428
Mutual funds	329,887,671	—	—	329,887,671
Money market funds	—	5,973	—	5,973
Total investments in fair value hierarchy	351,071,099	5,973	—	351,077,072
Investments measured at net asset value (a)				5,572,319
Total investments at fair value	$351,071,099	$5,973	$—	$356,649,391

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$29,911,370	$—	$—	$29,911,370
Mutual funds	283,040,013	—	—	283,040,013
Money market funds	—	7,328	—	7,328
Total investments in fair value hierarchy	312,951,383	7,328	—	312,958,711
Investments measured at net asset value (a)				5,091,773
Total investments at fair value	$312,951,383	$7,328	$—	$318,050,484
__________________________________
(a)In accordance with Subtopic 820‑10, certain investments in a common collective trust fund that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in the above tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.